Securities (Details 1) $ in Thousands	Jun. 30, 2019 USD ($)
Available for sale:
Amortized cost, within one year	$ 496
Fair value, within one year	497
Amortized cost, one to five years	501
Fair value, one to five years	505
Amortized cost total	997
Fair value total	$ 1,002